SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Composition Of Certain Financial Statement Items
Quartzite processed slabs	$ 36,493	$ 36,493
Total	$ 36,493	$ 36,493